UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nippon Life Insurance Company

Address:   1-6-6 Marunouchi, Chiyoda-ku
           Tokyo, Japan  100-8288


Form 13F File Number: 28-3746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ayako Tsuge
Title:  Chief Manager
Phone:  (81) 3 (5533) 1436

Signature,  Place,  and  Date  of  Signing:

/s/ Ayako Tsuge                    Tokyo, Japan                       2/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:  $    2,544,620
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
APPLE INC                    COM            037833100    7,206     34,173 SH       SOLE                    34,173      0    0
ABBOTT LABS                  COM            002824100   26,316    487,415 SH       SOLE                   487,415      0    0
ACE LTD                      SHS            H0023R105    6,276    124,520 SH       SOLE                   124,520      0    0
ACCENTURE PLC IRELAND        SHS CLASS A    G1151C101    6,299    151,780 SH       SOLE                   151,780      0    0
ALTERA CORP                  COM            021441100   13,547    598,640 SH       SOLE                   598,640      0    0
AMAZON COM INC               COM            023135106    4,461     33,160 SH       SOLE                    33,160      0    0
APACHE CORP                  COM            037411105   14,351    139,100 SH       SOLE                   139,100      0    0
AVON PRODS INC               COM            054303102    9,908    314,530 SH       SOLE                   314,530      0    0
BANK OF AMERICA CORPORATION  COM            060505104   29,552  1,962,280 SH       SOLE                 1,962,280      0    0
BAXTER INTL INC              COM            071813109   50,140    854,460 SH       SOLE                   854,460      0    0
FRANKLIN RES INC             COM            354613101    8,574     81,390 SH       SOLE                    81,390      0    0
BUNGE LIMITED                COM            G16962105   21,751    340,770 SH       SOLE                   340,770      0    0
BIOGEN IDEC INC              COM            09062X103   18,533    346,420 SH       SOLE                   346,420      0    0
BANK OF NEW YORK MELLON CORP COM            064058100   10,575    378,070 SH       SOLE                   378,070      0    0
BORGWARNER INC               COM            099724106   12,348    371,690 SH       SOLE                   371,690      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    6,055    144,850 SH       SOLE                   144,850      0    0
CARNIVAL CORP                PAIRED CTF     143658300   11,913    375,910 SH       SOLE                   375,910      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    7,045    152,850 SH       SOLE                   152,850      0    0
COMCAST CORP NEW             CL A           20030N101   12,650    750,320 SH       SOLE                   750,320      0    0
CAPITAL ONE FINL CORP        COM            14040H105   10,793    281,500 SH       SOLE                   281,500      0    0
COACH INC                    COM            189754104    5,692    155,810 SH       SOLE                   155,810      0    0
SALESFORCE COM INC           COM            79466L302    5,818     78,860 SH       SOLE                    78,860      0    0
CISCO SYS INC                COM            17275R102   16,256    679,030 SH       SOLE                   679,030      0    0
CITRIX SYS INC               COM            177376100    7,264    174,580 SH       SOLE                   174,580      0    0
CUMMINS INC                  COM            231021106   15,636    340,940 SH       SOLE                   340,940      0    0
CVS CAREMARK CORPORATION     COM            126650100   12,372    384,090 SH       SOLE                   384,090      0    0
CHEVRON CORP NEW             COM            166764100   36,001    467,600 SH       SOLE                   467,600      0    0
DOMINION RES INC VA NEW      COM            25746U109   52,428  1,347,060 SH       SOLE                 1,347,060      0    0
DEERE & CO                   COM            244199105    5,412    100,050 SH       SOLE                   100,050      0    0
DOW CHEM CO                  COM            260543103   31,119  1,126,290 SH       SOLE                 1,126,290      0    0
DARDEN RESTAURANTS INC       COM            237194105    3,618    103,170 SH       SOLE                   103,170      0    0
LAUDER ESTEE COS INC         CL A           518439104    3,501     72,400 SH       SOLE                    72,400      0    0
EXELON CORP                  COM            30161N101   54,993  1,125,290 SH       SOLE                 1,125,290      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   11,521    143,490 SH       SOLE                   143,490      0    0
FEDEX CORP                   COM            31428X106   21,386    256,270 SH       SOLE                   256,270      0    0
FIRST SOLAR INC              COM            336433107    4,693     34,660 SH       SOLE                    34,660      0    0
GENERAL ELECTRIC CO          COM            369604103   45,392  3,000,156 SH       SOLE                 3,000,156      0    0
GILEAD SCIENCES INC          COM            375558103    4,811    111,150 SH       SOLE                   111,150      0    0
CORNING INC                  COM            219350105   10,352    536,080 SH       SOLE                   536,080      0    0
GAMESTOP CORP NEW            CL A           36467W109    5,029    229,230 SH       SOLE                   229,230      0    0
GOOGLE INC                   CL A           38259P508   28,617     46,158 SH       SOLE                    46,158      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104   16,389     97,070 SH       SOLE                    97,070      0    0
HALLIBURTON CO               COM            406216101   11,717    389,400 SH       SOLE                   389,400      0    0
HARTFORD FINL SVCS GROUP INC COM            416515104    8,835    379,820 SH       SOLE                   379,820      0    0
PETROHAWK ENERGY CORP        COM            716495106   15,363    640,410 SH       SOLE                   640,410      0    0
HEINZ H J CO                 COM            423074103    4,894    114,450 SH       SOLE                   114,450      0    0
HEWLETT PACKARD CO           COM            428236103   29,309    569,000 SH       SOLE                   569,000      0    0
INTEL CORP                   COM            458140100   25,838  1,266,570 SH       SOLE                 1,266,570      0    0
INTUIT                       COM            461202103    5,744    187,050 SH       SOLE                   187,050      0    0
JOHNSON & JOHNSON            COM            478160104   24,717    383,750 SH       SOLE                   383,750      0    0
JPMORGAN CHASE & CO          COM            46625H100   42,634  1,023,123 SH       SOLE                 1,023,123      0    0
COCA COLA CO                 COM            191216100    7,524    132,000 SH       SOLE                   132,000      0    0
LILLY ELI & CO               COM            532457108   58,893  1,649,200 SH       SOLE                 1,649,200      0    0
LOCKHEED MARTIN CORP         COM            539830109    4,388     58,240 SH       SOLE                    58,240      0    0
MCDONALDS CORP               COM            580135101    7,241    115,970 SH       SOLE                   115,970      0    0
METLIFE INC                  COM            59156R108   16,484    466,320 SH       SOLE                   466,320      0    0
MOHAWK INDS INC              COM            608190104    9,384    197,140 SH       SOLE                   197,140      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    6,908    108,090 SH       SOLE                   108,090      0    0
MARSH & MCLENNAN COS INC     COM            571748102  115,818  5,245,400 SH       SOLE                 5,245,400      0    0
ALTRIA GROUP INC             COM            02209S103   67,174  3,422,000 SH       SOLE                 3,422,000      0    0


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
MONSANTO CO NEW              COM            61166W101   12,213    149,390 SH       SOLE                   149,390      0    0
MOTOROLA INC                 COM            620076109   17,521  2,257,880 SH       SOLE                 2,257,880      0    0
MERCK & CO INC NEW           COM            58933Y105   36,358    995,010 SH       SOLE                   995,010      0    0
MARATHON OIL CORP            COM            565849106    5,687    182,170 SH       SOLE                   182,170      0    0
MICROSOFT CORP               COM            594918104   31,265  1,025,408 SH       SOLE                 1,025,408      0    0
MORGAN STANLEY               COM NEW        617446448   17,097    577,590 SH       SOLE                   577,590      0    0
NATIONAL OILWELL VARCO INC   COM            637071101    8,372    189,880 SH       SOLE                   189,880      0    0
NORFOLK SOUTHERN CORP        COM            655844108    5,522    105,340 SH       SOLE                   105,340      0    0
NEWS CORP                    CL A           65248E104    5,446    397,780 SH       SOLE                   397,780      0    0
ORACLE CORP                  COM            68389X105   15,289    623,040 SH       SOLE                   623,040      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   50,566    621,590 SH       SOLE                   621,590      0    0
PRECISION CASTPARTS CORP     COM            740189105    7,239     65,600 SH       SOLE                    65,600      0    0
PEPSICO INC                  COM            713448108   90,170  1,483,054 SH       SOLE                 1,483,054      0    0
PFIZER INC                   COM            717081103   14,577    801,370 SH       SOLE                   801,370      0    0
PRINCIPAL FINANCIAL GROUP IN COM            74251V102  436,013 18,137,000 SH       SOLE                18,137,000      0    0
PROCTER & GAMBLE CO          COM            742718109   41,965    692,152 SH       SOLE                   692,152      0    0
PHILIP MORRIS INTL INC       COM            718172109   15,867    329,260 SH       SOLE                   329,260      0    0
PRUDENTIAL FINL INC          COM            744320102  127,386  2,560,000 SH       SOLE                 2,560,000      0    0
QUALCOMM INC                 COM            747525103   20,687    447,200 SH       SOLE                   447,200      0    0
TRANSOCEAN LTD               REG SHS        H8817H100   25,477    307,691 SH       SOLE                   307,691      0    0
ROPER INDS INC NEW           COM            776696106   11,586    221,240 SH       SOLE                   221,240      0    0
AT&T INC                     COM            00206R102   53,865  1,921,696 SH       SOLE                 1,921,696      0    0
SCHLUMBERGER LTD             COM            806857108   11,195    172,000 SH       SOLE                   172,000      0    0
SOUTHERN CO                  COM            842587107   55,996  1,680,560 SH       SOLE                 1,680,560      0    0
SEMPRA ENERGY                COM            816851109    5,370     95,930 SH       SOLE                    95,930      0    0
SUNTRUST BKS INC             COM            867914103    3,881    191,300 SH       SOLE                   191,300      0    0
TIFFANY & CO NEW             COM            886547108   10,140    235,810 SH       SOLE                   235,810      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102   29,225    612,810 SH       SOLE                   612,810      0    0
TEXAS INSTRS INC             COM            882508104   26,050    999,600 SH       SOLE                   999,600      0    0
TEXTRON INC                  COM            883203101    8,313    441,920 SH       SOLE                   441,920      0    0
UNITEDHEALTH GROUP INC       COM            91324P102    5,573    182,850 SH       SOLE                   182,850      0    0
URBAN OUTFITTERS INC         COM            917047102   18,673    533,680 SH       SOLE                   533,680      0    0
US BANCORP DEL               COM NEW        902973304    7,178    318,890 SH       SOLE                   318,890      0    0
UNITED TECHNOLOGIES CORP     COM            913017109   26,433    380,830 SH       SOLE                   380,830      0    0
VISA INC                     COM CL A       92826C839    4,854     55,500 SH       SOLE                    55,500      0    0
VERIZON COMMUNICATIONS INC   COM            92343V104   71,594  2,160,990 SH       SOLE                 2,160,990      0    0
WELLPOINT INC                COM            94973V107   15,296    262,420 SH       SOLE                   262,420      0    0
WAL MART STORES INC          COM            931142103    5,721    107,040 SH       SOLE                   107,040      0    0
EXXON MOBIL CORP             COM            30231G102   39,503    579,302 SH       SOLE                   579,302      0    0


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